Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregated revenue
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Year ended December 31,
in € thousand	2023	2022	2021
Product sales	144,624	114,797	62,984
Other revenues from contracts with customers	8,075	245,709	284,202
Other non-IFRS 15 revenue	1,014	797	899
REVENUES	153,713	361,303	348,086

Disclosure of disaggregated revenue by type of goods or services
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Year ended December 31,
in € thousand	2023	2022	2021
IXIARO	73,483	41,349	45,118
DUKORAL	29,775	17,334	2,440
Third party products	35,675	26,545	15,426
COVID VLA2001	5,691	29,568	—
PRODUCT SALES	144,624	114,797	62,984
IXCHIQ (1)	2,733	5,565	3,257
COVID VLA2001 (1)	1,973	280,010	253,314
Lyme VLA15	—	(45,869)	14,265
Services related to clinical trial material	275	3,205	10,001
Others	3,093	2,798	3,364
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	8,075	245,709	284,202
Other non-IFRS 15 revenue	1,014	797	899
REVENUES	153,713	361,303	348,086
(1) Revenues from these products were derived from contractual arrangements and do not represent product sales.

Disclosure of products sales by channel
Products are sold via the following sales channels:

	Year ended December 31,
in € thousand	2023	2022	2021
Direct product sales	119,305	75,968	60,306
Indirect product sales (Sales through distributors)	25,320	38,828	2,678
TOTAL PRODUCT SALES	144,624	114,797	62,984

Disclosure of revenue by geographical markets

	Year ended December 31,
in € thousand	2023	2022	2021
United States	32,964	(23,803)	54,791
Canada	28,193	18,904	4,226
United Kingdom	20,266	181,129	256,075
Austria	14,583	21,793	18,529
Germany	13,503	68,529	966
Nordics	12,695	12,043	2,440
France	5,866	46,608	1,367
Other Europe	9,335	18,740	5,006
Rest of World	16,308	17,360	4,684
REVENUE TOTAL	153,713	361,303	348,086
Nordics includes Finland, Denmark, Norway and Sweden.

	Year ended December 31,
in € thousand	2023	2022
United Kingdom	87,646	84,843
Austria	49,460	52,199
Nordics	39,111	40,250
Other Europe	4,839	5,211
United States	934	64
Canada	166	183
NON-CURRENT ASSETS	182,156	182,749